Description of Business and Basis of Presentation	12 Months Ended
Jun. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business and Basis of Presentation
Note 1. Description of Business and Basis of Presentation
Description of Business
Madison Square Garden Entertainment Corp., formerly MSGE Spinco, Inc. (the “Company”) is a live entertainment company comprised of iconic venues and marquee entertainment content. Utilizing the Company’s powerful brands and live entertainment expertise, the Company delivers unique experiences that set the standard for excellence and innovation while forging deep connections with diverse and passionate audiences. The Company operates and reports financial information in one reportable segment. The Company’s decision to organize as one reportable segment is based upon its internal organizational structure, the manner in which its operations are managed, and the criteria used by the Company’s Executive Chairman and Chief Executive Officer, its Chief Operating Decision Maker (“CODM”), to evaluate segment performance. The Company’s CODM reviews total company operating results to assess overall performance and allocate resources.
The Company’s portfolio of venues includes: Madison Square Garden (“The Garden”), The Theater at Madison Square Garden, Radio City Music Hall, the Beacon Theatre, and The Chicago Theatre. The Company also owns and produces the original production, the
Christmas Spectacular Starring the Radio City Rockettes
(the “
Christmas Spectacular
”). The Company also has an entertainment and sports bookings business, which showcases a broad array of compelling concerts, family shows and special events, as well as a diverse mix of sporting events, for millions of guests annually.
The Company conducts a significant portion of its operations at venues that it either owns or operates under long-term leases. The Company owns The Garden, The Theater at Madison Square Garden and The Chicago Theatre, and leases Radio City Music Hall and the Beacon Theatre.
All of the Company’s revenues and assets are attributed to or located in the United States and are primarily concentrated in the New York City metropolitan area.
MSG Entertainment Distribution
On April 20, 2023 (the “MSGE Distribution Date”), Sphere Entertainment Co., formerly Madison Square Garden Entertainment Corp. (“Sphere Entertainment”), distributed approximately 67% of the outstanding common stock of Madison Square Garden Entertainment Corp., formerly MSGE Spinco, Inc. (“MSG Entertainment” or the “Company”), to its stockholders (the “MSGE Distribution”), with Sphere Entertainment retaining approximately 33% of the outstanding common stock of MSG Entertainment (in the form of Class A common stock) (the “MSGE Retained Interest”) immediately following the MSGE Distribution. As a result, the Company became an independent publicly traded company on April 21, 2023 through the MSGE Distribution. As of August 9, 2023, Sphere Entertainment owned approximately 17% of the outstanding common stock of the Company (in the form of Class A common stock).
In the MSGE Distribution, stockholders of Sphere Entertainment received (a) one share of MSG Entertainment’s Class A common stock, par value $0.01 per share (“Class A common stock”), for every share of Sphere Entertainment’s Class A common stock, par value $0.01 per share, held of record as of the close of business, New York City time, on April 14, 2023 (the “Record Date”), and (b) one share of MSG Entertainment’s Class B common stock (“Class B common stock”), par value $0.01 per share, for every share of Sphere Entertainment’s Class B common stock, par value $0.01 per share, held of record as of the close of business, New York City time, on the
Record
Date.

Basis of Presentation
The Company reports on a fiscal year basis ending on June 30. In these consolidated and combined financial statements, the fiscal years ended June 30, 2023, 2022, and 2021 are referred to as “Fiscal Year 2023”, “Fiscal Year 2022”, and “Fiscal Year 2021”, respectively, and the fiscal year ending June 30, 2024 is referred to as “Fiscal Year 2024”.
Subsequent to the MSGE Distribution, the Company’s financial statements as of June 30, 2023 and for the period from April 21, 2023 to June 30, 2023 included in the year ended June 30, 2023 are presented on a consolidated basis, as the Company became a standalone public company on April 21, 2023. The Company’s combined financial statements as of June 30, 2022 and for the years ended June 30, 2022 and 2021, as well as the financial information from July 1, 2022 through April 20, 2023 that is included in the results of operations for the year ended June 30, 2023 were prepared on a stand-alone basis derived from the consolidated financial statements and accounting records of Sphere Entertainment. These financial statements reflect the combined historical results of operations, financial position and cash flows of the Company in accordance with U.S. generally accepted accounting principles (“GAAP”) and SEC Staff Accounting Bulletin (SAB) Topic
1-B,
Allocation of Expenses and Related Disclosure in Financial Statements of Subsidiaries, Divisions or Lesser Business Components of Another Entity
. References to U.S. GAAP issued by the Financial Accounting Standards Board (“FASB”) in these footnotes are to the
FASB Accounting Standards Codification,
also referred to as “ASC.”
Prior to April 21, 2023, separate financial statements had not been prepared for the Company and it has not operated as a stand-alone business from Sphere Entertainment. The combined financial statements include certain assets and liabilities that have historically been held by Sphere Entertainment or by other Sphere Entertainment subsidiaries but are specifically identifiable or otherwise attributable to the Company. The combined financial statements are presented as if the Company’s businesses had been combined for all periods presented. The assets and liabilities in the combined financial statements have been reflected on a historical cost basis, as immediately prior to the MSGE Distribution all of the assets and liabilities presented were wholly owned by Sphere Entertainment and are being transferred to the Company at a carry-over basis.
The financial information from July 1, 2022 through April 20, 2023 that is included in the results of operations
for the year ended June 30, 2023 and the combined statements of operations for the years ended June 30, 2022 and 2021 include allocations for certain support functions that are provided on a centralized basis and not historically recorded at the business unit level by Sphere Entertainment, such as expenses related to executive management, finance, legal, human resources, government affairs, information technology, and venue operations, among others. As part of the MSGE Distribution, certain corporate and operational support functions were transferred to the Company and therefore, charges were reflected in order to burden all business units comprising Sphere Entertainment’s historical operations. These expenses have been allocated to Sphere Entertainment on the basis of direct usage when identifiable, with the remainder allocated on a pro rata basis of combined assets, headcount or other measures of the Company or Sphere Entertainment, which are recorded as a reduction of either direct operating expenses or selling, general and administrative expense.
After the MSGE Distribution, the Company has been providing certain of these services to Sphere Entertainment through a transition services agreement (“TSA”), since certain employees providing support functions were transferred to the Company as part of the MSGE Distribution.
Management believes the assumptions underlying the combined financial statements, including the assumptions regarding allocating general corporate expenses, are reasonable. Nevertheless, the combined financial statements may not include all of the actual expenses that would have been incurred by the Company and may not reflect its combined results of operations, financial position and cash flows had it been a stand-alone company during the periods presented. Actual costs that would have been incurred if the Company had been a stand-alone company would depend on multiple factors, including organizational structure and strategic decisions made in various areas, including information technology and infrastructure. The Company is unable to quantify the amounts that it
would have recorded during the historical periods on a stand-alone basis. See Note 17. Related Party Transactions for more information regarding allocations of certain costs from the Company to Sphere Entertainment.
As of the MSGE Distribution Date, Sphere Entertainment’s net investment in the Company was contributed to Sphere Entertainment’s stockholders through the distribution of approximately 67% of the common stock of the Company. The par value of the Company’s stock was recorded as a component of common stock, with the remaining balance recorded as retained deficit in the consolidated balance sheet on the MSGE Distribution Date.
Impact of the
COVID-19
Pandemic
The Company’s operations and operating results were not materially impacted by the
COVID
-19
pandemic during Fiscal Year 2023, as compared to Fiscal Year 2022, which was materially impacted by fewer ticketed events at our venues in the first half of Fiscal Year 2022 due to the lead-time required to book touring acts and artists and the postponement or cancellation of select bookings at our venues (including the partial cancellation of the 2021 production of the
Christmas Spectacular
) during the second and third quarters of the Fiscal Year 2022.
It is unclear to what extent
COVID-19,
including variants thereof, or another pandemic or public health emergency, could result in new government-or
league-mandated capacity or other restrictions, vaccination/mask requirements, or impact the use of and/or demand for our venues and our sponsorship and advertising assets, deter our employees and vendors from working at our venues (which may lead to difficulties in staffing) or otherwise materially impact our operations.